Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 1,535,168,086	$ 1,456,815,367
Retirement And Post Employment Benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	1,516,671,029	1,438,849,732	$ 1,067,317,120
Other long-term benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 18,497,057	$ 17,965,635	$ 13,224,926